Lease Commitment and Total Rental Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Rental expenses	$ 111,684	$ 104,384	$ 150,333